Related Parties - Summary of Condensed Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Foundry Revenue	$ 7,973	$ 10,962	$ 21,501	$ 23,622	$ 47,161	$ 42,535	$ 35,268
Joyn [Member]
Related Party Transaction [Line Items]
Foundry Revenue	947	1,154	2,129	2,752	5,254	7,273	9,349
Motif [Member]
Related Party Transaction [Line Items]
Foundry Revenue	507	4,612	1,852	10,104	20,224	20,798	18,986
Genomatica [Member]
Related Party Transaction [Line Items]
Foundry Revenue	2,405	2,903	5,763	6,201	12,868	9,431	6,248
Allonnia [Member]
Related Party Transaction [Line Items]
Foundry Revenue	439	1,098	3,660	3,364	5,126	4,960
Arcaea [Member]
Related Party Transaction [Line Items]
Foundry Revenue	2,363	1,191	6,287	1,191	3,676
Other Equity Investees [Member]
Related Party Transaction [Line Items]
Foundry Revenue	673	4	872	10	$ 13	$ 73	$ 685
Verb [Member]
Related Party Transaction [Line Items]
Foundry Revenue	$ 639	$ 0	$ 938	$ 0